11.30 Fidelity Advisor Growth Opportunities Fund - Z PRO-03 | Fidelity Advisor® Growth Opportunities Fund

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

Average Annual Total Returns{- Fidelity Advisor® Growth Opportunities Fund} - 11.30 Fidelity Advisor Growth Opportunities Fund - Z PRO-03 - Fidelity Advisor® Growth Opportunities Fund	Past 1 year	Since Inception [1]	Inception Date
Fidelity Advisor Growth Opportunities Fund-Class Z Equity			Aug. 13, 2013
Fidelity Advisor Growth Opportunities Fund-Class Z Equity | Return Before Taxes	5.27%	11.83%
Fidelity Advisor Growth Opportunities Fund-Class Z Equity | After Taxes on Distributions	2.93%	10.78%	Aug. 13, 2013
Fidelity Advisor Growth Opportunities Fund-Class Z Equity | After Taxes on Distributions and Sales	4.98%	9.19%	Aug. 13, 2013
Russell 1000® Growth Index(reflects no deduction for fees, expenses, or taxes)	5.67%	13.07%
[1]	From August 13, 2013